Investments (Long-term Investments, Cost-method Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Cost-method Investments [Line Items]
Carrying amount of cost method investments	$ 171,924	$ 137,134
Maximum ownership percentage in cost method investments	20.00%
Impairment losses on cost method investments	$ 28,450	$ 578	$ 867
Investees, equity interests more than 20%, cost-method investments [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments, consideration	$ 17,482
Investees, equity interests more than 20%, cost-method investments [Member] | Minimum [Member]
Schedule of Cost-method Investments [Line Items]
Equity interest in cost-method investments	22.91%
Investees, equity interests more than 20%, cost-method investments [Member] | Maximum [Member]
Schedule of Cost-method Investments [Line Items]
Equity interest in cost-method investments	38.11%